Schedule of Promissory Note (Details)		Nov. 10, 2021 USD ($) shares	Jul. 31, 2021 USD ($) shares	Dec. 31, 2021	Jul. 31, 2021 CAD ($)	Apr. 16, 2021 USD ($)	Apr. 16, 2021 CAD ($)	Mar. 30, 2021 USD ($)	Mar. 08, 2021 USD ($)	Sep. 15, 2020 USD ($)
Short-Term Debt [Line Items]
Exercise of securities	[1]		13,986,667
Debt instrument, principal amount		$ 1,184,549				$ 95,959	$ 120,000	$ 29,528	$ 89,198	$ 11,644
Debt instrument interest rate, percentage				5.00%
Promissory Note Current One [Member]
Short-Term Debt [Line Items]
Exercise of securities		500,000
Debt instrument, principal amount		$ 48,087	$ 48,087		$ 60,000
Maturity date		Sep. 30, 2021
Debt instrument interest rate, percentage		5.00%
Promissory Note Current Two [Member]
Short-Term Debt [Line Items]
Exercise of securities		500,000
Debt instrument, principal amount		$ 48,087	48,087		60,000
Maturity date		Dec. 31, 2021
Debt instrument interest rate, percentage		5.00%
Promissory Note Current Three [Member]
Short-Term Debt [Line Items]
Exercise of securities		500,000
Debt instrument, principal amount		$ 48,087	24,044		30,000
Maturity date		Nov. 30, 2021
Debt instrument interest rate, percentage		5.00%
Promissory Note Current Four [Member]
Short-Term Debt [Line Items]
Exercise of securities		250,000
Debt instrument, principal amount		$ 24,044	$ 14,426		$ 18,000
Maturity date		Nov. 30, 2021
Debt instrument interest rate, percentage		5.00%
Promissory Note Current [Five Member]
Short-Term Debt [Line Items]
Exercise of securities		150,000
Debt instrument, principal amount | $		$ 14,426
Maturity date		Dec. 31, 2021
Debt instrument interest rate, percentage		5.00%
Promissory Note Current [Six Member]
Short-Term Debt [Line Items]
Exercise of securities		2,236,667
Debt instrument, principal amount | $		$ 189,680
Maturity date		Nov. 10, 2022
Debt instrument interest rate, percentage		5.00%
Promissory Note Current [Seven Member]
Short-Term Debt [Line Items]
Exercise of securities		1,000,000
Debt instrument, principal amount | $		$ 95,924
Maturity date		Nov. 10, 2022
Debt instrument interest rate, percentage		5.00%
Promissory Note Current [Eight Member]
Short-Term Debt [Line Items]
Exercise of securities		2,620,000
Debt instrument, principal amount | $		$ 146,639
Maturity date		Nov. 10, 2022
Debt instrument interest rate, percentage		5.00%
Promissory Note Current [Nine Member]
Short-Term Debt [Line Items]
Exercise of securities		670,000
Debt instrument, principal amount | $		$ 34,846
Maturity date		Nov. 10, 2022
Debt instrument interest rate, percentage		5.00%
Promissory Note Current [Ten Member]
Short-Term Debt [Line Items]
Exercise of securities		500,000
Debt instrument, principal amount | $		$ 48,088
Maturity date		Jul. 31, 2023
Debt instrument interest rate, percentage		5.00%
Promissory Note Current [Eleven Member]
Short-Term Debt [Line Items]
Exercise of securities		1,500,000
Debt instrument, principal amount | $		$ 144,261
Maturity date		Jul. 31, 2023
Debt instrument interest rate, percentage		5.00%
Promissory Note Current [Twelve Member]
Short-Term Debt [Line Items]
Exercise of securities		1,000,000
Debt instrument, principal amount | $		$ 96,174
Maturity date		Jul. 31, 2023
Debt instrument interest rate, percentage		5.00%
Promissory Note Current [Thirteen Member]
Short-Term Debt [Line Items]
Exercise of securities		200,000
Debt instrument, principal amount | $		$ 19,235
Maturity date		Jul. 28, 2023
Debt instrument interest rate, percentage		5.00%
Promissory Note Current [Fourteen Member]
Short-Term Debt [Line Items]
Exercise of securities		2,360,000
Debt instrument, principal amount | $		$ 226,971
Maturity date		Jul. 28, 2023
Debt instrument interest rate, percentage		5.00%

[1]	Includes 12,176,667 warrants exercised and 1,810,000 options exercised